Borrowings - Gains on Debt Repurchase (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Debt principal repurchased	$ 711	$ 894	$ 4,868
Gains on debt repurchases	$ 145	$ 38	$ 317